Reconciliation Of Change In Benefit Obligation - Birds Eye Foods (Parenthetical) (Detail)	12 Months Ended
Dec. 30, 2012
Schedule Of Defined Contribution Pension And Other Postretirement Plans Disclosure [Line Items]
Rate of compensation increase partial period	3.00%